Business acquisition (Tables)	6 Months Ended
Dec. 31, 2021
Summary of business acquisition assets and goodwill acquired

Intangible assets and goodwill arising on acquisition were valued by an independent valuer. Details of net assets acquired and of goodwill are as follows:

	Number of shares	$
Fair value of consideration transferred
Amount settled in cash		3,400,625
Amount settled in shares	209,363,400	1,574,136
Total consideration		4,974,761

Recognised amounts of identifiable net assets
Right-of-use asset		42,289
Intangible assets		720,550

Lease liability		(42,289)
Employee benefit provisions		(53,111)
Deferred tax liability		(180,137)
Identifiable net assets		487,302
Goodwill on acquisition		4,487,459